Issued Capital and Reserves - Movements of Authorized Shares and Shares Issued (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 14, 2016	Dec. 31, 2017	Dec. 31, 2015	Jul. 18, 2017	Dec. 31, 2016	Aug. 16, 2016	Dec. 31, 2014
Disclosure of classes of share capital [Line Items]
Authorized shares (Share capital with no-par value)		690,000,000	690,000,000		690,000,000		400,000,000
Number of shares issued				1,007,810
Total issued shares		¥ 4,000
Increase in share capital		¥ 2,000
Trust And Custody Services Bank Ltd [member]
Disclosure of classes of share capital [Line Items]
Number of shares issued				1,007,810
Common shares [member]
Disclosure of classes of share capital [Line Items]
Voting rights under dual class structure of share capital			Each common share has one vote per unit of 100 shares
Common shares issued through the initial public offering of new shares	35,000,000
Shares issued upon exercise of options to purchase additional common shares in an allotment of new shares						5,250,000
Number of shares issued		238,496,810			217,775,500		174,992,000
Class A shares [member]
Disclosure of classes of share capital [Line Items]
Voting rights under dual class structure of share capital			Each class A share has one vote per unit of 10 shares
Authorized shares (Share capital with no-par value)			190,872,500
Number of shares issued			174,992,000